Income Taxes (Details)	12 Months Ended				0 Months Ended	12 Months Ended							0 Months Ended	3 Months Ended		12 Months Ended		120 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 06, 2014 Chongqing Xinghong Growing Rich Management Co., Ltd.	Dec. 31, 2014 Cayman Islands USD ($)	Dec. 31, 2014 Hong Kong USD ($)	Dec. 31, 2013 Hong Kong USD ($)	Dec. 31, 2012 Hong Kong USD ($)	Dec. 31, 2014 Hong Kong Country Style Cooking International Restaurant Chain Group Ltd.	Dec. 31, 2014 PRC	Dec. 31, 2014 PRC Minimum CNY	Jan. 02, 2008 PRC Chongqing Xinghong Growing Rich Management Co., Ltd.	Jun. 30, 2011 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. USD ($)	Jun. 30, 2011 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. CNY	Dec. 31, 2012 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. USD ($)	Dec. 31, 2012 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. CNY	Dec. 31, 2020 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. Subsequent tax period	Dec. 31, 2012 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. Income tax periods for fiscal years ended December 31, 2008 and 2010 USD ($)	Dec. 31, 2012 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. Income tax periods for fiscal years ended December 31, 2008 and 2010 CNY	Dec. 31, 2012 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. Income tax period for fiscal year ended December 31, 2009 USD ($)	Dec. 31, 2012 PRC Chongqing Xinghong Growing Rich Management Co., Ltd. Income tax period for fiscal year ended December 31, 2009 CNY
Income Taxes
Withholding tax imposed upon payment of dividends						$ 0
Statutory income tax rate (as a percent)										16.50%	25.00%
Standard Enterprise Income Tax rate from 2008 to 2010 (as a percent)														25.00%	25.00%
Adjustment to income tax liability for settlement of preferential tax rate																			1,800,000	11,362,000	1,000,000	6,406,000
Preferential income tax rate (as a percent)					15.00%													15.00%
Preferential Enterprise Income Tax rate from 2008 to 2010 (as a percent)													15.00%
One-time adjustment to EIT recognized due to the change in tax rate														2,800,000	17,769,000	1,200,000	7,693,000
Statute of limitations period for underpayment of income taxes due to computational errors											3 years
Statute of limitations period under special circumstances											5 years
Underpayment of income tax liability specifically listed as a special circumstance for extended period of statute of limitations												100,000
Statute of limitations period for transfer pricing related adjustment											10 years
Statute of limitations for tax evasion											0 years
Withholding tax rate (as a percent)											10.00%
Current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income
Income tax benefit (expense), current		(15,861,000)	(21,486,000)	8,078,000
Income tax benefit, deferred		3,888,000	10,176,000	5,961,000
Change in valuation allowance		(3,615,000)	(7,501,000)	(7,261,000)
Total	$ (2,512,000)	(15,588,000)	(18,811,000)	6,778,000			$ 0	$ 0	$ 0